CONSOLIDATED STATEMENTS OF OTHER COMPREHENSIVE INCOME (LOSS) (USD $)	12 Months Ended		88 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Net loss	$ (4,418,459)	$ (4,050,962)	$ (26,807,609)
Other comprehensive income, net of tax
Unrealized gain on foreign currency translation	134,871	803,314	446,683
Comprehensive loss	(4,283,588)	(3,247,648)	(26,360,926)
Less: Comprehensive (loss) income attributable to noncontrolling interest	(79,377)	168,823	(1,529,248)
Comprehensive loss attributable to SurePure, net of tax	$ (4,204,211)	$ (3,416,471)	$ (24,831,678)